Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 42,010	$ 42,836
Fixed assets, net	9,507	9,584
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	42,010	42,836
Fixed assets, net	9,507	9,584
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	20,399	20,615
Fixed assets, net	4,961	5,368
Operating Segments [Member] | North America [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,704	10,927
Fixed assets, net	2,431	2,624
Operating Segments [Member] | North America [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,247	5,366
Fixed assets, net	1,545	1,635
Operating Segments [Member] | North America [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,448	4,322
Fixed assets, net	985	1,109
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	15,856	15,616
Fixed assets, net	3,437	3,144
Operating Segments [Member] | Europe [Member] | Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,141	6,381
Fixed assets, net	742	679
Operating Segments [Member] | Europe [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,499	4,199
Fixed assets, net	789	769
Operating Segments [Member] | Europe [Member] | Czech Republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,833	1,553
Fixed assets, net	350	314
Operating Segments [Member] | Europe [Member] | Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	790	797
Fixed assets, net	190	174
Operating Segments [Member] | Europe [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	476	399
Fixed assets, net	87	73
Operating Segments [Member] | Europe [Member] | Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	433	432
Fixed assets, net	127	125
Operating Segments [Member] | Europe [Member] | Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	389	419
Fixed assets, net	262	218
Operating Segments [Member] | Europe [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	348	401
Fixed assets, net	146	152
Operating Segments [Member] | Europe [Member] | Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	286	255
Fixed assets, net	17	13
Operating Segments [Member] | Europe [Member] | Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	216	296
Fixed assets, net	385	329
Operating Segments [Member] | Europe [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	185	245
Fixed assets, net	79	75
Operating Segments [Member] | Europe [Member] | Other Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	260	239
Fixed assets, net	263	223
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,220	6,082
Fixed assets, net	1,025	1,002
Operating Segments [Member] | Asia Pacific [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,812	5,564
Fixed assets, net	965	945
Operating Segments [Member] | Asia Pacific [Member] | Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	278	288
Fixed assets, net	1	1
Operating Segments [Member] | Asia Pacific [Member] | India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	78	180
Fixed assets, net	49	47
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	52	50
Fixed assets, net	10	9
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	535	523
Fixed assets, net	84	70
Operating Segments [Member] | Rest Of The World [Member] | Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	276	254
Fixed assets, net	49	44
Operating Segments [Member] | Rest Of The World [Member] | Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	159	178
Fixed assets, net	6	4
Operating Segments [Member] | Rest Of The World [Member] | Other Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	100	91
Fixed assets, net	$ 29	$ 22